Share capital	12 Months Ended
Dec. 31, 2025
Share capital
Share capital

21.Share capital

Authorized:

As of January 1, 2024 and December 31, 2024 and 2025, the authorized share capital of the Company is US$100,000 divided into 100,000,000 shares, comprising of (i) 80,000,000 Class A ordinary shares with a par value of US$0.001 each, and (ii) 20,000,000 Class B ordinary shares with a par value of US$0.001 each.

Issued and fully paid:

As of December 31, 2025, 435,143,020 Class A ordinary shares and 36,233,237 Class B ordinary shares were issued and fully paid by the Company. The holders of Class A ordinary shares shall have one vote in respect of each Class A ordinary share held, and is not convertible into Class B ordinary shares under any circumstances. The holders of Class B ordinary shares shall have twenty votes in respect of each Class B ordinary share held and are subject to automatic conversion into Class A ordinary shares when the beneficial ownership of Class B ordinary shares is transferred to persons who are not an affiliate of the holders of the Class B ordinary shares. During the year ended December 31, 2025, 5,034,420 Class B ordinary shares were converted to Class A ordinary shares.

Share premium:

Amount subscribed for share capital in excess of nominal value.

Treasury shares:

Company’s share acquired in open market.

	Number of		Share	Treasury
	shares	Share capital	premium	shares
Balance at January 1, 2024	48,063,019	1	2,999	—
Issuance of Series A preference shares (Note (i))	—	—	10,500	—
Balance at December 31, 2024	48,063,019	1	13,499	—
Issuance of ordinary shares upon consummation of merger, net of issuance cost (Note (ii))	411,112,330	411	51,723	(32)
Exercise of share options and vesting of restricted shares and RSUs (Note (iii))	—	—	(9)	9
Repurchase of ordinary shares (Note (iv))	2,583,511	—	—	(880)
Surrender of ordinary shares	(3)	—	—	—
Issuance of ordinary shares upon private placement, net of issuance cost (Note (v))	12,200,915	12	25,327	—
Balance at December 31, 2025	473,959,772	424	90,540	(903)

Note:

(i)

On February 7, 2024, the Company issued 2,000 Series A preference shares with a cash consideration of US$10,000,000 for working capital. On April 15, 2024, the Company’s shareholder approved to amend the authorized share capital by re-designated 1,000 authorised but unissued ordinary shares be and are hereby re-designated as 1,000 Series A preference shares with par value of US$0.000025 each. After the re-designation, the authorised share capital of the Company is US$50,000 divided into (i) 1,999,997,000 ordinary shares, with par value of US$0.000025 each, and (ii) 3,000 Series A preference shares, with par value of US$0.000025 each.

On May 6, 2024, the Company issued additional 100 Series A preference shares with a cash consideration of US$500,000. On November 29, 2024, the Company issued additional 120,000 ordinary shares and 6,300 Series A preference shares through bonus shares. All these new issued shares are bonus shares with no consideration. On March 12, 2025, the 8,400 issued Series A preference shares were re-designated as 8,400 ordinary shares with par value of US$0.000025 each.

21.	Share capital (Continued)

Note: (Continued)

(ii)	As discussed in Note 1.1 and 5.1 to the consolidated financial statements, the Company completed a merger transaction during the year ended December 31, 2025 with the issuance cost of US$510.
(iii)	During the year ended December 31, 2025, the Company transferred 822,070 Class A ordinary shares from the Treasury shares to the awardee for the exercise of share options/RSUs.
(iv)

On November 26, 2025, board of directors of the Company approved and authorized to repurchase up to US$50 million of ADSs over the next 12 months. The share repurchases may be made from time to time through legally permissible means, depending on market conditions and in accordance with applicable rules and regulations.

(v)

On July 4, 2025, the Company closed a private placement with its fellow strategic investors aiming to amplify business growth in the crypto market globally. The Company issued 12,200,915 Class A ordinary shares at price of approximately US$2.09 per share and raised US$25.5 million, net of cost of US$161.